Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not currently grant, and has not in recent history granted, stock options or similar option-like securities to its directors, named executive officers, or other employees, and it did not grant any stock options during the fiscal year ended December 31, 2024. As such, the Company does not currently have a formal policy with respect to the timing of awards of such securities. The Compensation Committee approves the grant of equity compensation awards at approximately the same time every year pursuant to a pre-determined schedule. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of any equity award. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	the Company does not currently have a formal policy with respect to the timing of awards of such securities. The Compensation Committee approves the grant of equity compensation awards at approximately the same time every year pursuant to a pre-determined schedule.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false